Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Textual)
Change in deferred tax assets valuation allowance	$ 807,000	$ 1,139,000	$ 3,691,000
Japan [Member]
Income Taxes (Textual)
Net operating loss	$ 353,000	350,000	319,000
Expiring date, description	Expiring in 2030.
Taiwan [Member]
Income Taxes (Textual)
Net operating loss	$ 2,150,000	1,898,000	879,000
Expiring date, description	Expiring in 2030.
Federal [Member]
Income Taxes (Textual)
Net operating loss	$ 8,243,000	$ 8,243,000	$ 8,243,000
Expiring date, description	Expiring in 2037.	Expiring in 2037.	Expiring in 2037.
Additional federal NOLs	$ 12,186,000	$ 11,314,000	$ 5,743,000
State [Member]
Income Taxes (Textual)
Net operating loss	$ 22,070,000	21,117,000	15,486,000
Expiring date, description	Expiring in 2040.
Federal Research and Development Tax Credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 37,000	37,000	37,000
Expiring date, description	The credit begins to expire in 2034 if not utilized.
California State Research and Development Tax Credit [Member]
Income Taxes (Textual)
Research and development tax credit	$ 39,000	$ 39,000	$ 39,000